ADVANCES RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31, 2020	December 31, 2019
Supplier prepayments and deposits	90,928	—
Loan to KGL and accrued interest	56,199	51,075
Other receivables and employee advances	22,997	12,820
Harmonized Sales Tax receivable	66,543	—
	$236,667	$63,895